Derivative Instruments - Summary of Interest Rate Swap Positions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Derivative [Line Items]
Realized gains (losses)	$ (114)	$ 800	$ 360	$ 1,741
Current portion of derivative assets (note 8)	0		0		$ 577
LIBOR-Based Debt:
Derivative liabilities (note 9)	(789)		(789)		0
Derivative Liability, Current	(414)		$ (414)		(86)
Minimum [Member]
LIBOR-Based Debt:
Debt Instrument, Basis Spread on Variable Rate			0.50%
Maximum
LIBOR-Based Debt:
Debt Instrument, Basis Spread on Variable Rate			3.50%
Interest rate swap agreement
Derivative [Line Items]
Realized gains (losses)	86	829	$ 609	1,783
Freight Forward Agreements [Member]
Derivative [Line Items]
Realized gains (losses)	(200)	$ (29)	(249)	$ (42)
Reported Value Measurement [Member]
Derivative [Line Items]
Current portion of derivative assets (note 8)	0		0		577
LIBOR-Based Debt:
Derivative Asset, Noncurrent	0		0		82
Accrued Liabilities (Receivables), Current	0		0		230
Derivative liabilities (note 9)	(789)		(789)		0
Derivative Liability, Current	(414)		(414)		(86)
Reported Value Measurement [Member] | Interest rate swap agreement
Derivative [Line Items]
Current portion of derivative assets (note 8)	0		0		577
LIBOR-Based Debt:
Derivative Asset, Noncurrent	0		0		82
Accrued Liabilities (Receivables), Current	0		0		230
Derivative liabilities (note 9)	(789)		(789)		0
Derivative Liability, Current	249		249		0
Reported Value Measurement [Member] | Freight Forward Agreements [Member]
Derivative [Line Items]
Current portion of derivative assets (note 8)	0		0		0
LIBOR-Based Debt:
Derivative Asset, Noncurrent	0		0		0
Accrued Liabilities (Receivables), Current	0		0		0
Derivative liabilities (note 9)	0		0		0
Derivative Liability, Current	165		$ 165		$ 86
London Interbank Offered Rate (LIBOR) [Member]
LIBOR-Based Debt:
Debt Instrument, Basis Spread on Variable Rate			3.50%
London Interbank Offered Rate (LIBOR) [Member] | United States Dollar Denominated Interest Rate Swaps One [Member]
Derivative [Line Items]
Derivative, Notional Amount	50,000		$ 50,000
Derivative, Fair Value, Net	$ (1,038)		$ (1,038)
LIBOR-Based Debt:
Remaining Term			4 years 6 months
Fixed Swap Rate	0.76%		0.76%